Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Portfolio Concentration Risk [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2011	2010	2011	2010
Interest rate swap	Other assets, net	$-	$312	$-	-
Interest rate swaps	Accounts payable, accrued
	expenses and other liabilities	-	-	(4,175)	(969)
Total derivatives		$-	$312	$(4,175)	$(969)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	Amount of Gain (Loss) Recognized in
	Other comprehensive income on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2011	2010	2009
Interest rate swaps (a)	$(3,564)	$(45)	$(243)
Total	$(3,564)	$(45)	$(243)

Schedule of Derivative Instruments [Table Text Block]

		Notional	Effective	Effective	Expiration
Instrument	Type	Amount	Interest Rate	Date	Date	Fair Value
3-Month Euribor (a)	“Pay-fixed” swap	$8,242	4.2%	3/2008	3/2018	$(1,065)
1-Month LIBOR	“Pay-fixed” swap	4,557	3.0%	4/2010	4/2015	(297)
1-Month LIBOR	“Pay-fixed” swap	34,218	3.0%	7/2010	7/2020	(2,813)
						$(4,175)

	Ownership Interest
	in Venture at		Notional			Effective	Expiration
Instrument	December 31, 2011	Type	Amount	Cap Rate	Spread	Date	Date	Fair Value
3-Month LIBOR	17.75%	Interest rate cap	$122,679	4.0% (a)	4.8%	8/2009	8/2014	$80
1-Month LIBOR	78.95%	Interest rate cap	17,793	3.0% (b)	4.0%	9/2009	4/2014	6
								$86

Portfolio Concentration Risk [Table Text Block]

March 31, 2012
Region:
Texas	19%
California	17%
Tennessee	11%
Georgia	10%
Other U.S.	32%
Total U.S.	89%
Total Europe	11%
Total	100%

Asset Type:
Office	44%
Industrial	31%
Warehouse/Distribution	14%
All other	11%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All other	70%
Total	100%

Region:	December 31, 2011
Texas	19%
California	17%
Tennessee	13%
Georgia	10%
All other U.S.	31%
Total U.S.	90%
Total Europe	10%
Total	100%

Asset Type:
Office	44%
Industrial	30%
Warehouse/Distribution	16%
All others	10%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All others	70%
Total	100%